Average Annual Total Returns - FidelityMichiganMunicipalIncomeFund-PRO - FidelityMichiganMunicipalIncomeFund-PRO - Fidelity Michigan Municipal Income Fund	Mar. 01, 2025
Fidelity Michigan Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.95%
Past 5 years	0.93%
Past 10 years	2.15%
Fidelity Michigan Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.95%
Past 5 years	0.89%
Past 10 years	2.08%
Fidelity Michigan Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.27%
Past 5 years	1.26%
Past 10 years	2.24%
LB032
Average Annual Return:
Past 1 year	1.24%
Past 5 years	1.04%
Past 10 years	2.40%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%